Financial Assets and Other Non-current Assets - Narrative (Details) € in Millions, $ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Dec. 31, 2022 EUR (€)	May 19, 2022 shares	Jun. 30, 2021 EUR (€)	Dec. 31, 2023 EUR (€) bond	Dec. 31, 2022 EUR (€) bond	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 USD ($)
Disclosure of financial assets [line items]
Contractual limit amount	€ 83,706			€ 81,097	€ 83,706
Proceeds on financial investments not included under cash equivalents				1,432	2,967	€ 2,163
Current financial assets	2,444			1,078	2,444
Bonds issued	31,095				31,095
Non-current financial assets	6,219			5,201	6,219
Long-term financial instruments of Pegaso PCS (Note 12)
Disclosure of financial assets [line items]
Proceeds on financial investments not included under cash equivalents				287	0	0
Spire Notes
Disclosure of financial assets [line items]
Contractual limit amount	939				939			$ 1,000
Transfers and other					313
Other current financial assets	939				939
Long-term credits
Disclosure of financial assets [line items]
Transfers and other				(53)	(384)
Additions				114	503
Non-current financial assets	981			741	981	890
Collateral guarantees on derivatives
Disclosure of financial assets [line items]
Current financial assets	365			273	365
Currency swaps
Disclosure of financial assets [line items]
Current financial assets	42				42
Trade receivables
Disclosure of financial assets [line items]
Transfers and other				(315)	(197)
Additions				610	616
Non-current financial assets	1,019			1,049	1,019	€ 752
Trade receivables | Colombia Telecomunicaciones, S.A., ESP
Disclosure of financial assets [line items]
Additions					69
Trade receivables | Onnet Fibra Colombia S.A.S.
Disclosure of financial assets [line items]
Additions				29	59
Financial assets at fair value through other comprehensive income, category [member] | Trade receivables | Telefónica Germany
Disclosure of financial assets [line items]
Non-current financial assets	292			280	292
Alamo HoldCo S.L.
Disclosure of financial assets [line items]
Contractual limit amount	82			€ 112	€ 82
Telxius Towers | Long-term credits
Disclosure of financial assets [line items]
Transfers and other	264		€ 269
Telefónica Emisiones, S.A.U.
Disclosure of financial assets [line items]
Number of bonds issued | bond				51,988	79,034
Bonds issued	78			€ 47	€ 78
Pegaso PCS S.A. de CV | Federal Treasury Certificates [Member]
Disclosure of financial assets [line items]
Contractual limit amount	260				260
Telefónica Germany
Disclosure of financial assets [line items]
Long-term financial assets	104			114	104
Telefonica Brasil, S.A.
Disclosure of financial assets [line items]
Long-term deposits	501			531	501
BBVA
Disclosure of financial assets [line items]
Investments in associates	249			€ 363	€ 249
Proportion of ownership interest in associate (as a percent)				0.76%	0.73%
China Unicom Broadban Online Limited Corp. [Member]
Disclosure of financial assets [line items]
Investments in associates	105			€ 103	€ 105
Proportion of ownership interest in associate (as a percent)				0.59%	0.59%
Promotora de informaciones, S.A. (Prisa)
Disclosure of financial assets [line items]
Number of shares sold, investments in associates (in shares) | shares		50,147,058
Increase (decrease) proportion of ownership interest in associate (in percent)		7.076%
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income	€ 71				€ 71
InfraCo, SpA
Disclosure of financial assets [line items]
Proportion of ownership interest in associate (as a percent)				40.00%
InfraCo, SpA | Telefónica Chile, S.A. Local and international long distance telephony services provider
Disclosure of financial assets [line items]
Long-term credits to associates and joint ventures				€ 121
Proportion of ownership interest in joint venture, disposal	0.40				0.40	0.40		0.40
InfraCo, SpA | Telefónica Chile, S.A. Local and international long distance telephony services provider | Loans and receivables
Disclosure of financial assets [line items]
Long-term financial assets				46			$ 44,187
Long-term credits to associates and joint ventures	€ 75			€ 75	€ 75